JPMorgan Municipal ETF
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 93.4% (a)
Alabama — 1.7%
Black Belt Energy Gas District, Gas Project
Series 2024D, Rev., 5.00%, 12/5/2024 (b) (c)	1,590,000	1,730,110
Series 2023A, Rev., 5.25%, 10/1/2030 (b)	2,000,000	2,155,708
Series 2023B-2, Rev., LIQ : Royal Bank of Canada, 5.25%, 12/1/2030 (b)	1,000,000	1,088,648
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (b)	2,820,000	2,835,292
City of Pell City, Warrants Series 2015A, GO, 5.00%, 2/1/2025	100,000	100,277
County of Jefferson sewer
Series 2024, Rev., 5.00%, 10/1/2035	1,000,000	1,126,783
Series 2024, Rev., 5.00%, 10/1/2038	2,000,000	2,227,323
Series 2024, Rev., 5.00%, 10/1/2039	2,000,000	2,217,812
Energy Southeast A Cooperative District Series 2023A-1, Rev., 5.50%, 1/1/2031 (b)	5,000,000	5,444,363
Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,250,000	1,345,218
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024 A, Rev., AMT, 5.00%, 6/1/2054	1,000,000	1,017,821
Selma Industrial Development Board, International Paper Co. Projects
Series 2020A, Rev., 1.38%, 6/16/2025 (b)	400,000	394,346
Series 2019A, Rev., 3.45%, 10/1/2031 (b)	1,300,000	1,293,516
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024 B, Rev., 5.00%, 5/1/2032 (b)	1,500,000	1,605,384
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (b)	5,870,000	6,271,681
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	2,115,000	2,152,183
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (b)	1,000,000	1,079,858
University of Alabama (The), Huntsville General Fee Series 2018B-2, Rev., 5.00%, 9/1/2031	95,000	102,166
Total Alabama		34,188,489
Alaska — 0.4%
Alaska Housing Finance Corp., State Capital Project Series II 2024A, Rev., 5.00%, 12/1/2027	1,000,000	1,060,695
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project
Series 2019 A, Rev., 5.00%, 10/1/2033	1,500,000	1,600,737
Series 2019 A, Rev., 4.00%, 10/1/2034	2,110,000	2,124,178
Series 2019 A, Rev., 4.00%, 10/1/2036	2,455,000	2,463,926
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021 B-2, Class 2, Rev., Zero Coupon, 6/1/2066	7,500,000	1,006,026
Total Alaska		8,255,562
Arizona — 2.3%
Arizona Board of Regents Series 2020A, Rev., 5.00%, 7/1/2033	430,000	476,724
Arizona Board of Regents, State University
Series 2020A, Rev., 5.00%, 7/1/2030	105,000	117,413
Series 2024B, Rev., 5.00%, 7/1/2042	1,250,000	1,409,355
Series 2024, Rev., 5.00%, 8/1/2042	1,000,000	1,120,536
Series 2024A, Rev., 5.00%, 7/1/2054	1,795,000	1,965,077
Arizona Industrial Development Authority, Academies of Math and Science Projects, Rev., 4.50%, 7/1/2033 (d)	510,000	518,156
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2024 A, Rev., 5.00%, 11/1/2029	2,600,000	2,809,897
Series 2024 A, Rev., 5.00%, 11/1/2040	1,090,000	1,214,101
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 5.00%, 1/1/2036	250,000	210,000
Arizona Industrial Development Authority, KIPP Nashville Project
Series 2022A, Rev., 5.00%, 7/1/2028	225,000	234,434

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Series 2022A, Rev., 5.00%, 7/1/2029	235,000	246,898
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund
Series 2020A, Rev., 4.00%, 11/1/2038	200,000	203,330
Series 2023A, Rev., 5.00%, 11/1/2038	1,000,000	1,105,525
Series 2023A, Rev., 5.00%, 11/1/2040	1,950,000	2,138,968
Series 2023A, Rev., 5.25%, 11/1/2048	1,000,000	1,088,032
City of Glendale
Series 2024, GO, 5.00%, 7/1/2042	1,000,000	1,123,118
Series 2024, GO, 5.00%, 7/1/2043	1,135,000	1,269,551
City of Glendale Water and Sewer, Senior Lien, Rev., 5.00%, 7/1/2040	475,000	538,149
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2019A, Rev., 5.00%, 7/1/2044	2,000,000	2,107,583
City of Phoenix Civic Improvement Corp., Junior Lien, Wastewater System
Series 2023, Rev., 5.00%, 7/1/2041	2,000,000	2,248,214
Series 2023, Rev., 5.00%, 7/1/2043	4,000,000	4,447,426
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System Series 2023, Rev., AMT, 5.00%, 7/1/2025	500,000	504,971
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (d)	750,000	755,505
Maricopa County Industrial Development Authority, Banner Health
Series 2016 A, Rev., 5.00%, 1/1/2025	310,000	310,428
Series 2023A-1, Rev., 5.00%, 5/15/2026 (b)	1,235,000	1,264,015
Series A, Rev., 4.00%, 1/1/2041	1,500,000	1,507,572
Maricopa County Industrial Development Authority, Honorhealth
Series 2024 D, Rev., 5.00%, 12/1/2041	1,400,000	1,560,362
Series 2024 D, Rev., 5.00%, 12/1/2043	1,500,000	1,657,166
Series 2024 D, Rev., 5.00%, 12/1/2044	1,355,000	1,490,033
Maricopa County Industrial Development Authority, Valley Christian Schools Project Series 2023A, Rev., 6.00%, 7/1/2043 (d)	945,000	973,919
Maricopa County School District No. 3, Tempe Elementary, School Improvement, Project of 2016 Series 2017A, GO, 5.00%, 7/1/2027	30,000	31,760
Maricopa County Unified School District No. 60 Higley, COP, AGM, 5.00%, 6/1/2036	200,000	222,964
Pima County Unified School District No. 1 Tucson, Project of 2023
Series 2024 A, GO, AGM, 5.00%, 7/1/2025	1,100,000	1,112,474
Series 2024 A, GO, AGM, 5.00%, 7/1/2036	1,000,000	1,140,132
Series 2024 A, GO, AGM, 5.00%, 7/1/2038	1,750,000	1,980,596
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2023B, Rev., 5.25%, 1/1/2053	4,850,000	5,410,040
Salt Verde Financial Corp. Series 2007-1, Rev., 5.25%, 12/1/2026	100,000	103,372
Total Arizona		46,617,796
Arkansas — 0.1%
County of Pulaski, Arkansas Children's Hospital, Rev., 5.00%, 3/1/2037	500,000	559,734
University of Arkansas, Various Facilities Fayetteville Campus Series 2024 B, Rev., 5.00%, 11/1/2031	1,250,000	1,414,208
Total Arkansas		1,973,942
California — 5.9%
Alvord Unified School District, 2007 Election Series 2011B, GO, AGM, Zero Coupon, 8/1/2036	5,000,000	3,198,298
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024B, Rev., AMT, AGM, 4.38%, 7/1/2049	1,000,000	1,012,492
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,565,000	2,719,052
Series 2023 G-1, Rev., 5.25%, 4/1/2030 (b)	3,910,000	4,216,529

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series 2021B-1, Rev., 4.00%, 8/1/2031 (b)	6,750,000	6,867,678
Series 2024 A, Rev., 5.00%, 4/1/2032 (b)	5,000,000	5,425,146
Series 2024E, Rev., 5.00%, 9/1/2032 (b)	3,000,000	3,269,306
California County Tobacco Securitization Agency Series 2006 A, Rev., Zero Coupon, 6/1/2046	7,500,000	2,048,105
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp. Series A, Rev., 5.00%, 6/1/2047	2,500,000	2,430,651
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp. Series 2020 B-2, Rev., Zero Coupon, 6/1/2055	15,260,000	2,991,488
California Health Facilities Financing Authority, Adventist Health System
Series 2024A, Rev., 5.00%, 12/1/2034	6,950,000	7,843,247
Series 2024A, Rev., 5.00%, 12/1/2036	8,055,000	8,890,071
Series 2024A, Rev., 5.00%, 12/1/2037	3,350,000	3,678,812
Series 2024A, Rev., 5.00%, 12/1/2038	2,005,000	2,193,544
California Health Facilities Financing Authority, On Lok Senior Health Service, Rev., 5.00%, 8/1/2040	100,000	105,879
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020 A-4, Rev., AMT, 8.00%, 8/15/2025 (b) (d)	6,250,000	6,440,409
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000,000	5,033,049
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts Series 2024, Rev., 5.00%, 1/1/2032	1,890,000	2,141,294
California Municipal Finance Authority, Community Health System Series 2021A, Rev., 5.00%, 2/1/2033	800,000	871,201
California Municipal Finance Authority, Eskaton Properties, Inc. Obligated Group
Series 2024, Rev., 5.00%, 11/15/2028	1,430,000	1,529,226
Series 2024, Rev., 5.00%, 11/15/2029	1,000,000	1,083,731
Series 2024, Rev., 5.00%, 11/15/2030	1,055,000	1,156,045
California Municipal Finance Authority, Waste Management, Inc. Project Series 2022A, Rev., AMT, 4.13%, 10/1/2025 (b)	1,500,000	1,503,014
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2036 (d)	770,000	840,521
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.38%, 6/1/2059	3,500,000	3,466,716
California School Finance Authority, Kipp SoCal Public Schools Series 2019A, Rev., 5.00%, 7/1/2039 (d)	825,000	865,573
California Statewide Communities Development Authority, John Muir Health Series 2024A, Rev., 5.00%, 12/1/2028	875,000	954,338
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2018 A, Rev., 5.25%, 12/1/2048 (d)	1,390,000	1,431,066
City of Aliso Viejo, COP, 4.00%, 11/1/2028	175,000	184,226
City of Los Angeles Department of Airports, International Airport Subordinate Series 2021A, Rev., AMT, 5.00%, 5/15/2039	1,740,000	1,858,386
El Centro Financing Authority, Police Station Project Series 2023A, Rev., 5.00%, 10/1/2025	545,000	554,618
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2018A-1, Rev., 5.00%, 6/1/2028 (e)	250,000	271,017
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	18,700,000	2,090,989
Indio Finance Authority, City of Indio
Series 2022A, Rev., 5.00%, 11/1/2028	275,000	298,487
Series 2022A, Rev., 5.00%, 11/1/2029	325,000	358,780
Series 2022A, Rev., 5.00%, 11/1/2030	400,000	448,262
Series 2022A, Rev., 5.00%, 11/1/2034	200,000	229,016
Los Angeles County Development Authority, West LA Building 156 and 157 Apartments Series 2023C, Rev., 3.75%, 12/1/2026 (b)	3,000,000	3,023,437
Los Angeles Department of Water and Power, Power System Series 2022A, Rev., 5.00%, 7/1/2030	235,000	266,695
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax Series 2024A, GO, 5.00%, 7/1/2025	4,000,000	4,053,701

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., AGM, 5.00%, 11/1/2033	140,000	161,949
Petaluma Public Financing Authority, Road Improvement Projects, Rev., 5.00%, 5/1/2026	150,000	154,814
Port of Los Angeles, Harbor Department Series 2024 A 1, Rev., AMT, 5.00%, 8/1/2032	2,000,000	2,210,419
Redding Joint Powers Financing Authority Series 2019A, Rev., 5.00%, 4/1/2026	150,000	153,966
River Islands Public Financing Authority, Facilities District No. 2003
Series 2022A-1, AGM, 5.00%, 9/1/2029	210,000	231,161
Series 2022A-1, AGM, 5.00%, 9/1/2030	330,000	369,969
San Diego County Regional Airport Authority
Series 2023B, Rev., AMT, 5.25%, 7/1/2038	2,000,000	2,252,832
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,460,000	5,805,551
San Jose Evergreen Community College District Series C, GO, 4.00%, 9/1/2043	2,000,000	2,067,469
Solano Irrigation District, Water, COP, 4.00%, 8/1/2031	285,000	294,966
South San Francisco Public Facilities Financing Authority, Community Civic Campus and Multiple Capital Projects Series 2021A, Rev., 4.00%, 6/1/2029	220,000	232,744
State of California, Various Purpose
GO, 5.00%, 8/1/2028	1,750,000	1,897,837
GO, 5.00%, 11/1/2032	335,000	375,974
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021A, Class 1, Rev., 5.00%, 6/1/2032	110,000	119,391
Tobacco Securitization Authority of Southern California Series 2019 A, Class 1, Rev., 5.00%, 6/1/2048	3,000,000	3,101,597
Tracy Public Financing Authority, Legacy Fields Series 2022A, Rev., 5.00%, 11/1/2036	1,035,000	1,179,695
University of California Series 2018AZ, Rev., 4.00%, 5/15/2029	130,000	135,731
Vallecito Union School District Series A, GO, 5.00%, 8/1/2031	595,000	674,520
Yucaipa Valley Water District Financing Authority, Water and Sewer Series 2022A, Rev., 5.00%, 9/1/2034	500,000	578,606
Total California		119,843,286
Colorado — 1.8%
Adams County Housing Authority, Maiker Housing Partners Multifamily Housing, Overlook At Thornton Series 2023, Rev., 4.50%, 5/1/2026 (b)	3,300,000	3,302,639
Baseline Metropolitan District No. 1
Series 2024A, GO, AGC, 5.00%, 12/1/2025	300,000	304,709
Series 2024A, GO, AGC, 5.00%, 12/1/2026	500,000	516,670
Series 2024A, GO, AGC, 5.00%, 12/1/2027	1,000,000	1,050,792
Series 2024A, GO, AGC, 5.00%, 12/1/2028	580,000	618,342
Series 2024A, GO, AGC, 5.00%, 12/1/2031	1,000,000	1,102,208
City and County of Denver Series 2020B, GO, 5.00%, 8/1/2029	220,000	243,174
City and County of Denver, Airport System
Series 2018 A, Rev., AMT, 5.00%, 12/1/2028	2,845,000	3,009,969
Series 2022A, Rev., AMT, 5.00%, 11/15/2032	1,000,000	1,101,458
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	505,000	527,321
City of Lone Tree, COP, 5.00%, 12/1/2041	1,475,000	1,635,473
Colorado Bridge and Tunnel Enterprise Series 2024 A, Rev., AGM, 5.25%, 12/1/2049	1,000,000	1,115,725
Colorado Health Facilities Authority, Adventist Health System Series 2024 A-1, Rev., 5.00%, 11/15/2029 (b)	1,650,000	1,793,911
Colorado Health Facilities Authority, CommonSpirit Health Series 2024A, Rev., 5.00%, 12/1/2034	1,000,000	1,146,899
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	2,810,000	3,003,443
Colorado Springs School District No. 11 Facilities Corp.
COP, 5.00%, 12/15/2026	350,000	364,701
COP, 5.00%, 12/15/2037	550,000	617,875

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
COP, 5.00%, 12/15/2038	600,000	673,064
COP, 5.00%, 12/15/2040	1,050,000	1,168,725
COP, 5.00%, 12/15/2042	1,250,000	1,379,893
COP, 5.25%, 12/15/2048	2,250,000	2,497,908
County of Adams, COP, 5.00%, 12/1/2024	150,000	150,000
Dominion Water and Sanitation District, Rev., 5.00%, 12/1/2027	500,000	506,381
San Miguel County School District R-1 Telluride Series 2024, GO, 5.00%, 12/1/2042	1,000,000	1,124,978
State of Colorado, Building Excellent Schools Today Series S, COP, 4.00%, 3/15/2037	1,000,000	1,027,964
University of Colorado, Enterprise System
Series 2017A-2, Rev., 5.00%, 6/1/2026	40,000	41,301
Series 2024 A, Rev., 5.00%, 10/1/2030	5,000,000	5,633,504
Total Colorado		35,659,027
Connecticut — 1.5%
City of Meriden
Series 2023, GO, 4.00%, 6/15/2041	890,000	901,031
GO, 4.00%, 6/15/2043	1,080,000	1,085,161
City of Norwalk
Series 2023, GO, 4.00%, 8/15/2042	700,000	721,419
Series 2023, GO, 4.00%, 8/15/2043	500,000	514,313
Connecticut State Health and Educational Facilities Authority, Yale New Heaven Health Series 2024 B, Rev., 5.00%, 7/1/2029 (b)	10,455,000	11,318,551
Stamford Housing Authority, The Dogwoods Project, Rev., BAN, 11.00%, 12/1/2027 (d)	1,000,000	978,260
State of Connecticut Series A, GO, 5.00%, 4/15/2033	135,000	140,496
State of Connecticut Special Tax
Series 2023A, Rev., 5.00%, 7/1/2037	2,000,000	2,293,880
Series 2023A, Rev., 5.00%, 7/1/2038	1,000,000	1,142,532
State of Connecticut Special Tax, Transportation Infrastructe Purpose Series 2024 B, Rev., 5.00%, 7/1/2026 (c)	10,500,000	10,824,627
University of Connecticut Series 2017A, Rev., 5.00%, 1/15/2028	125,000	130,834
Total Connecticut		30,051,104
Delaware — 0.1%
Delaware State Economic Development Authority, St. Andrews School Project, Rev., 4.00%, 7/1/2041	2,190,000	2,207,187
District of Columbia — 1.6%
District of Columbia
Series 2023A, GO, 5.00%, 1/1/2036	2,620,000	3,003,054
Series 2019 A, GO, 5.00%, 10/15/2044	6,300,000	6,670,072
Series 2024A, GO, 5.00%, 8/1/2049	2,065,000	2,278,598
District of Columbia, Income Tax
Series 2019A, Rev., 5.00%, 3/1/2029	100,000	109,541
Series 2023 A, Rev., 5.00%, 5/1/2043	3,500,000	3,906,313
Series 2023 A, Rev., 5.25%, 5/1/2048	2,500,000	2,780,316
District of Columbia, Kipp DC Project, Rev., 4.00%, 7/1/2039	100,000	99,138
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series B, Rev., 5.00%, 10/1/2025	65,000	66,140
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series 2022C1, Rev., 4.00%, 10/1/2040	2,000,000	2,050,790
Metropolitan Washington Airports Authority Aviation
Series 2010D, Rev., VRDO, LOC : TD Bank NA, 2.86%, 12/10/2024 (b)	5,000,000	5,000,000
Series 2023A, Rev., AMT, 5.00%, 10/1/2025	875,000	885,809

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
Series 2024A, Rev., AMT, 5.00%, 10/1/2026	1,270,000	1,308,552
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	1,360,000	1,485,141
Series 2020A, Rev., AMT, 4.00%, 10/1/2035	1,750,000	1,757,270
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2023A, Rev., 5.00%, 7/15/2037	1,500,000	1,705,506
Total District of Columbia		33,106,240
Florida — 3.3%
Capital Trust Authority, IPS Enterprises, Inc., Projects
Series 2023 A, Rev., 5.13%, 6/15/2033 (d)	1,250,000	1,309,472
Series 2023 A, Rev., 6.00%, 6/15/2043 (d)	2,060,000	2,169,580
Central Florida Tourism Oversight District Series 2016A, GO, 5.00%, 6/1/2026	50,000	51,366
City of Jacksonville
Series 2024, Rev., 5.00%, 10/1/2026	1,690,000	1,756,858
Series 2024, Rev., 5.00%, 10/1/2028	1,400,000	1,514,661
Series 2024, Rev., 5.00%, 10/1/2029	1,305,000	1,436,835
Series 2024, Rev., 5.00%, 10/1/2030	1,500,000	1,676,426
Series 2024, Rev., 5.00%, 10/1/2031	3,350,000	3,784,221
City of Kissimmee, Sales Tax, Rev., 4.00%, 10/1/2025	170,000	171,262
City of Miami Series 2024A, Rev., 5.50%, 1/1/2049	1,500,000	1,707,231
Cobb County Kennestone Hospital Authority, Ave Maria University, Inc. Project Series 2023, Rev., 5.00%, 6/1/2027	1,930,000	1,958,176
County of Lee, Airport
Series 2021 B, Rev., AMT, 5.00%, 10/1/2031	1,840,000	1,990,700
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	400,000	432,761
County of Miami-Dade, Jackson Health System Series 2015A, Rev., 5.00%, 6/1/2025	150,000	151,167
Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2032	250,000	267,935
Florida Department of Children and Families, Evaluation Treatment Center Financing Corp. Project Series 2021B, COP, 5.00%, 10/1/2028	210,000	227,757
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	1,250,000	1,304,341
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (d)	1,000,000	1,010,835
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project, Rev., 5.25%, 6/15/2029 (d)	150,000	152,021
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (b)	1,410,000	1,432,747
Florida Housing Finance Corp., Hampton Point Apartments Series 2023E, Rev., 5.00%, 5/1/2025 (b)	1,320,000	1,327,956
Florida Housing Finance Corp., Northside Transit Village III Series 2023B, Rev., GNMA COLL, 5.00%, 2/1/2026 (b)	1,000,000	1,019,204
Florida Municipal Loan Council, Village of Palmetto Bay Series 2021A, Rev., 4.00%, 10/1/2028	75,000	77,631
Florida State Board of Governors University of North Florida Dormitory
Series 2023A, Rev., 5.00%, 11/1/2041	2,205,000	2,450,932
Series 2023A, Rev., 5.00%, 11/1/2042	2,675,000	2,964,242
Florida State Board of Governors, University of Florida Mandatory Student Fee Series 2021A, Rev., AGM, 5.00%, 11/1/2028	100,000	108,008
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024C, Rev., 5.00%, 11/15/2029	2,500,000	2,742,247
JEA Electric System
Series 2024A- 3, Rev., AGC, 5.00%, 10/1/2036	2,250,000	2,619,525
Series 2024A- 3, Rev., AGC, 5.00%, 10/1/2037	4,450,000	5,140,729
JEA Water and Sewer System Series 2024A, Rev., 5.25%, 10/1/2049	5,000,000	5,545,320
Lee County School Board (The) Series 2023A, COP, 4.00%, 8/1/2048	1,500,000	1,484,322

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Marion County School Board, COP, AGM, 5.25%, 6/1/2044	1,465,000	1,654,068
Miami-Dade County Housing Finance Authority, Running Brook Apartments Series 202, Rev., 3.55%, 1/1/2026 (b)	1,500,000	1,501,770
Middleton Community Development District A, City of Wildwood, Florida Special Assessment, 5.85%, 5/1/2037	245,000	263,572
Okaloosa County School Board, COP, AGC, 5.00%, 10/1/2049	1,750,000	1,887,337
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2023A, Rev., 5.00%, 10/1/2036	750,000	847,390
Orange County Health Facilities Authority, The Nemours Foundation Project Series 2009C-2, Rev., VRDO, LOC : TD Bank NA, 2.81%, 12/10/2024 (b)	1,020,000	1,020,000
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group, Rev., 5.00%, 11/15/2032	240,000	246,328
Palm Beach County School District Series 2024A, COP, 5.00%, 8/1/2039	2,085,000	2,344,973
Polk County Housing Finance Authority, Episcopal Catholic Apartments Series 2023, Rev., 4.15%, 6/1/2026 (b)	750,000	759,687
State of Florida Board of Education, Public Education Capital Outlay Series 2017B, GO, 5.00%, 6/1/2031	75,000	79,105
State of Florida, State Board of Education, Lottery Series 2016A, Rev., 5.00%, 7/1/2026	75,000	77,659
Tampa Bay Water, Regional Water Supply Authority, Utility System
Series 2016C, Rev., 5.00%, 10/1/2025	55,000	55,896
Series 2024A, Rev., 5.25%, 10/1/2054	5,000,000	5,616,086
Tampa-Hillsborough County Expressway Authority Series 2017B, Rev., 5.00%, 7/1/2031	40,000	42,799
University of Florida, Department of Housing and Residence Education Housing System Series 2021A, Rev., 5.00%, 7/1/2026	125,000	128,943
Village Community Development District No. 15, 4.25%, 5/1/2028 (d)	350,000	354,650
Total Florida		66,866,731
Georgia — 3.5%
Augusta Development Authority, AU Health System, Inc. Project Series 2018, Rev., 4.00%, 7/1/2038	3,995,000	4,031,306
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (b)	2,000,000	2,056,553
City of Atlanta, Airport Passenger Facility Charge, Subordinate Lien Series 2019D, Rev., AMT, 4.00%, 7/1/2037	2,350,000	2,354,110
City of Atlanta, Georgia Airport Series 2019B, Rev., AMT, 5.00%, 7/1/2031	1,810,000	1,927,708
City of Gainesville Water and Sewerage Series 2024, Rev., 5.00%, 11/15/2044	1,000,000	1,122,323
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023B, Rev., 5.00%, 4/1/2042	2,000,000	2,186,415
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	25,000	26,159
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (b)	1,000,000	1,005,330
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project Series 2009-2, Rev., 3.88%, 3/6/2026 (b)	1,250,000	1,260,911
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2040	1,600,000	1,745,994
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project
Rev., RAN, 5.00%, 10/15/2030	1,500,000	1,655,021
Rev., RAN, 5.00%, 10/15/2034	1,500,000	1,715,937
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects, Rev., 4.00%, 6/15/2038	1,425,000	1,435,155
Georgia Ports Authority Series 2022, Rev., 5.00%, 7/1/2047	1,155,000	1,258,684
Lawrenceville Housing Authority, Applewood Towers Project Series 2024B, Rev., 5.00%, 10/1/2027 (b)	1,615,000	1,693,408
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	1,750,000	1,855,543
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	4,785,000	5,105,959
Series 2023A, Rev., 5.00%, 6/1/2030 (b)	4,215,000	4,487,013
Series 2023C, Rev., 5.00%, 9/1/2030 (b)	2,500,000	2,678,910
Series 2023D, Rev., 5.00%, 12/1/2030 (b)	3,500,000	3,740,560
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	4,750,000	5,114,438

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (b)	4,230,000	4,556,341
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	3,000,000	3,242,848
Series 2024C, Rev., 5.00%, 12/1/2031 (b)	7,060,000	7,564,747
Series 2024B, Rev., 5.00%, 3/1/2032 (b)	3,000,000	3,259,118
Metropolitan Atlanta Rapid Transit Authority, Sales Tax
Series 2017D, Rev., 4.00%, 7/1/2028	35,000	35,941
Series 2023A, Rev., 5.00%, 7/1/2039	900,000	1,023,461
Municipal Electric Authority of Georgia Project Series 2024A, Rev., 5.00%, 1/1/2028	1,000,000	1,061,986
Rome Building Authority, Rome City School Project Series 2023, Rev., 5.00%, 3/1/2036	1,000,000	1,148,232
Walton County Water and Sewer Authority, Hard Labor Creek Reservoir Water Treatment Facility Project
Rev., 5.25%, 2/1/2034	100,000	116,352
Rev., 5.25%, 2/1/2035	135,000	156,617
Total Georgia		70,623,080
Guam — 0.1%
Guam Government Waterworks Authority Series 2024A, Rev., 5.00%, 7/1/2040	1,810,000	1,973,163
Hawaii — 0.0% ^
City and County of Honolulu Series D, GO, 5.00%, 9/1/2032	45,000	47,378
State of Hawaii Series FK, GO, 5.00%, 5/1/2033	30,000	31,397
Total Hawaii		78,775
Idaho — 0.0% ^
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2021A, Rev., 5.00%, 3/1/2029	35,000	37,738
Idaho Housing and Finance Association, Transportation Expansion and Congestion Mitigation Fund Series 2022A, Rev., 5.00%, 8/15/2035	500,000	571,446
Total Idaho		609,184
Illinois — 3.7%
Champaign County Community Unit School District No. 4 Champaign, School Building, GO, 5.00%, 1/1/2027	45,000	45,996
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2029	1,175,000	1,243,890
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	1,545,000	1,652,179
Series 2023 C, Rev., AMT, 5.00%, 1/1/2034	3,500,000	3,824,450
Series 2023 C, Rev., AMT, 5.00%, 1/1/2039	2,500,000	2,674,806
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,335,000	1,489,390
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	1,100,000	1,201,171
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien
Series 2023, Rev., 5.00%, 1/1/2036	1,265,000	1,430,622
Series 2023, Rev., 5.00%, 1/1/2037	825,000	926,895
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2024D, Rev., 5.00%, 1/1/2025	1,000,000	1,001,478
Series 2024D, Rev., 5.00%, 1/1/2026	1,800,000	1,841,746
Series 2024D, Rev., 5.00%, 1/1/2031	2,000,000	2,228,078
Series 2020A, Rev., 5.00%, 1/1/2034	200,000	216,618
Series B, Rev., 5.00%, 1/1/2034	40,000	41,312
Series 2024 B, Rev., 5.00%, 1/1/2048	1,000,000	1,082,091
Series 2024 B, Rev., 5.50%, 1/1/2059	3,000,000	3,342,167
City of Chicago, Waterworks, Second Lien Series 2023A, Rev., AGM, 5.25%, 11/1/2053	365,000	396,524
City of Decatur, GO, 5.00%, 3/1/2027	130,000	133,263

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
City of Highland Park, GO, 4.00%, 12/30/2028	35,000	36,555
Cook County School District No. 87 Berkeley, GO, AGM, 4.00%, 12/1/2030	35,000	36,722
County of Cook, Sales Tax, Rev., 5.00%, 11/15/2034	2,000,000	2,111,442
County of Lake, Sales Tax, GO, 4.00%, 11/30/2027	100,000	103,245
Illinois Finance Authority, Centerpointjoliet Terminal Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c) (d)	2,750,000	2,780,049
Illinois Finance Authority, Clean Water Initiative Revolving Fund, Rev., 5.00%, 7/1/2032	35,000	36,321
Illinois Finance Authority, Lake Forest College
Series 2022A, Rev., 5.00%, 10/1/2029	320,000	336,355
Series 2022A, Rev., 5.00%, 10/1/2030	205,000	216,678
Series 2022A, Rev., 5.00%, 10/1/2031	235,000	249,161
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (b)	1,000,000	1,043,484
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (e)	3,250,000	3,300,075
Illinois Housing Development Authority
Rev., FHA, 4.00%, 6/1/2025 (b)	2,815,000	2,820,622
Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	990,000	1,078,990
Illinois State Toll Highway Authority Series 2019A, Rev., 5.00%, 1/1/2036	250,000	270,881
Lake County Community Consolidated School District No. 3 Beach Park, GO, AGM, 4.00%, 2/1/2032	175,000	179,818
Sales Tax Securitization Corp., Second Lien Series 2020A, Rev., 4.00%, 1/1/2040	1,750,000	1,761,598
Sales Tax Securitization Corp., Senior Lien Series 2023C, Rev., 5.00%, 1/1/2033	1,000,000	1,094,026
Southern Illinois University, Housing and Auxiliary Facilities
Series 2022A, Rev., 5.00%, 4/1/2029	675,000	721,387
Series 2022A, Rev., 5.00%, 4/1/2030	800,000	865,703
Series 2022A, Rev., 5.00%, 4/1/2031	575,000	628,984
Series 2022A, Rev., 5.00%, 4/1/2032	510,000	562,921
State of Illinois
Series 2023D, GO, 5.00%, 7/1/2025	1,145,000	1,156,480
Series 2017D, GO, 5.00%, 11/1/2025	2,550,000	2,592,680
GO, 5.00%, 2/1/2026	1,000,000	1,021,441
Series 2017 A, GO, 5.00%, 12/1/2026	1,000,000	1,037,247
Series 2024B, GO, 5.00%, 5/1/2027	1,000,000	1,044,120
Series 2018 A, GO, 5.00%, 10/1/2027	2,590,000	2,723,479
Series 2022A, GO, 5.00%, 3/1/2029	500,000	536,936
Series 2018B, GO, 5.00%, 10/1/2029	2,000,000	2,128,187
GO, 4.00%, 6/1/2032	1,000,000	1,003,203
Series 2020B, GO, 4.00%, 10/1/2033	2,400,000	2,435,497
Series 2018A, GO, 5.00%, 10/1/2033	1,000,000	1,051,284
Series 2024B, GO, 5.00%, 5/1/2037	5,000,000	5,588,675
Series 2024B, GO, 5.00%, 5/1/2038	3,000,000	3,337,711
Series 2024 B, GO, 5.00%, 5/1/2040	1,800,000	1,984,308
Series 2023B, GO, 5.50%, 5/1/2047	375,000	408,815
University of Illinois, Auxiliary Facilities System Series 2021A, Rev., 5.00%, 4/1/2029	450,000	490,603
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	125,000	131,245
Village of Wilmette Series 2020B, GO, 5.00%, 12/1/2026	140,000	145,949
Will County School District No. 86 Joliet Series 2024, GO, 5.00%, 3/1/2043	1,000,000	1,069,500
Total Illinois		74,895,053
Indiana — 1.3%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	250,000	217,114

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (d)	200,000	168,269
Franklin Township-Marion County Multiple School Building Corp., Valorem Property Tax First Mortgage
Series 2024, Rev., 5.00%, 7/15/2035	1,600,000	1,838,725
Series 2024, Rev., 5.00%, 7/15/2036	1,125,000	1,287,881
Series 2024, Rev., 5.00%, 7/15/2037	1,375,000	1,567,674
Series 2024, Rev., 5.00%, 7/15/2040	1,000,000	1,127,298
Greater Clark County School Building Corp. Series 2024A, Rev., 5.00%, 1/15/2027	800,000	835,822
Indiana Finance Authority Series 2016C, Rev., 5.00%, 12/1/2025	35,000	35,752
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project
Series 2023A, Rev., 5.00%, 6/1/2038	400,000	425,698
Series 2023A, Rev., 5.00%, 6/1/2043	430,000	451,203
Series 2023A, Rev., 5.00%, 6/1/2053	790,000	815,464
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017C, Rev., 4.00%, 11/1/2034	115,000	116,610
Indiana Finance Authority, Rose-Hulman Institute of Technology Project, Rev., 5.00%, 6/1/2030	435,000	470,949
Indiana Housing and Community Development Authority, Vita of New Whiteland Project, Rev., 6.75%, 1/1/2043	1,000,000	1,019,599
Indiana State University, Housing and Dining System, Rev., 5.00%, 4/1/2031	75,000	77,578
Indianapolis Local Public Improvement Bond Bank
Series 2024E, Rev., 5.00%, 2/1/2025	1,800,000	1,804,739
Series 2024E, Rev., 5.00%, 2/1/2026	750,000	767,515
Series 2024E, Rev., 5.00%, 2/1/2029	1,700,000	1,835,043
Series 2021A, Rev., AGM, 4.00%, 6/1/2037	5,000,000	5,133,401
IPS Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Series 2024, Rev., 5.00%, 7/15/2026	1,350,000	1,394,136
IPS Multi-School Building Corp., First Mortgage Series 2024, Rev., 5.00%, 7/15/2025	1,850,000	1,869,833
Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage, Rev., 5.00%, 7/15/2025	35,000	35,388
Vinton-Tecumseh School Building Corp., Ad Valorem Property Tax
Rev., 5.00%, 1/15/2030	1,125,000	1,234,518
Rev., 5.00%, 7/15/2030	1,150,000	1,271,111
Total Indiana		25,801,320
Iowa — 0.3%
Cedar Rapids Community School District Infrastructure Sales Services and Use Tax
Series 2023, Rev., AGM, 5.00%, 7/1/2035	1,045,000	1,149,907
Series 2023, Rev., AGM, 5.00%, 7/1/2036	1,060,000	1,163,405
Des Moines Independent Community School District, Sales Services and Use Tax, Rev., 5.00%, 6/1/2028	175,000	187,570
Iowa Finance Authority, State Revolving Fund, Rev., 5.00%, 8/1/2027	30,000	31,809
Iowa Great Lakes Sanitation District
GO, 5.00%, 6/1/2025	725,000	731,383
GO, 5.00%, 6/1/2026	1,145,000	1,178,467
Iowa Student Loan Liquidity Corp., Student Loan
Series 2023B, Rev., AMT, 5.00%, 12/1/2026	600,000	616,427
Series 2023B, Rev., AMT, 5.00%, 12/1/2027	900,000	935,444
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	3,000,000	464,447
Total Iowa		6,458,859
Kansas — 0.3%
Johnson County Water District No. 1 Series 2017A, Rev., 5.00%, 1/1/2025	50,000	50,067
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2031 (b)	200,000	223,819

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kansas — continued
State of Kansas Department of Transportation Series 2024A, Rev., 5.00%, 9/1/2035	1,000,000	1,171,289
University of Kansas Hospital Authority, Health System, Rev., VRDO, LOC : US Bank NA, 0.65%, 12/2/2024 (b)	4,305,000	4,305,000
Total Kansas		5,750,175
Kentucky — 1.9%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	500,000	500,446
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (d)	10,500,000	10,503,967
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2029	165,000	173,344
Kentucky Public Energy Authority, Gas Supply
Series 2023 A-1, Rev., 5.25%, 2/1/2032 (b)	3,330,000	3,616,852
Series 2024B, Rev., 5.00%, 8/1/2032 (b)	16,000,000	17,211,138
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2028	1,000,000	1,080,427
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 4.00%, 10/1/2036	65,000	65,000
University of Kentucky, General Receipts Series 2015A, Rev., 4.00%, 4/1/2038	5,000,000	5,003,755
University of Kentucky, Healthcare Cancer Center Parking Projects, Rev., 5.00%, 10/1/2029	415,000	454,976
Total Kentucky		38,609,905
Louisiana — 1.4%
Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Projects, Rev., 5.00%, 12/1/2030	250,000	271,029
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (b)	7,500,000	7,566,004
State of Louisiana Series 2016-B, GO, 4.00%, 8/1/2026	30,000	30,596
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (e)	5,000,000	5,027,864
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 0.65%, 12/2/2024 (b)	15,000,000	15,000,000
Total Louisiana		27,895,493
Maine — 0.5%
Maine Health and Higher Educational Facilities Authority
Series 2024 A, Rev., AGC, 5.00%, 7/1/2028	1,135,000	1,218,653
Series 2024 A, Rev., AGC, 5.00%, 7/1/2041	1,460,000	1,614,732
Series 2024 A, Rev., AGC, 5.00%, 7/1/2042	1,815,000	1,999,286
Series 2024 A, Rev., AGC, 5.00%, 7/1/2043	1,475,000	1,618,175
Series 2024 A, Rev., AGC, 5.00%, 7/1/2044	1,100,000	1,202,983
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2023A, Rev., AGM, 5.00%, 7/1/2038	250,000	280,512
Maine Turnpike Authority, Rev., 4.00%, 7/1/2040	2,100,000	2,149,505
Total Maine		10,083,846
Maryland — 1.1%
County of Anne Arundel Series 2022, GO, 5.00%, 10/1/2035	2,565,000	2,918,722
County of Baltimore, Consolidated Public Improvement Series 2020, GO, 5.00%, 3/1/2025	4,000,000	4,019,470
County of St. Mary's, Public Improvement, GO, 4.00%, 7/15/2027	70,000	72,321
Maryland Health and Higher Educational Facilities Authority, Pooled Loan Program Series 1985B, Rev., VRDO, LOC : TD Bank NA, 2.15%, 12/10/2024 (b)	10,000,000	10,000,000
Maryland Stadium Authority, Build to Learn Series 2024, Rev., 5.25%, 6/1/2051	3,000,000	3,351,317
State of Maryland, Department of Transportation, Rev., 5.00%, 9/1/2026	75,000	77,971
State of Maryland, State and Local Facilities Loan of 2017 Series 2017A, GO, 5.00%, 8/1/2025	45,000	45,619

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
State of Maryland, State and Local Facilities Loan of 2022 Series 2022A, GO, 5.00%, 6/1/2033	1,000,000	1,150,579
Town of Ocean City Series 2023, GO, 4.00%, 1/15/2043	1,500,000	1,521,789
Total Maryland		23,157,788
Massachusetts — 1.1%
Commonwealth of Massachusetts, Consolidated Loan of 2020 Series 2020 E, GO, 5.00%, 11/1/2050	3,210,000	3,415,219
Commonwealth of Massachusetts, Consolidated Loan of 2023 Series 2023 D, GO, 5.00%, 10/1/2051	16,430,000	17,947,145
Massachusetts Development Finance Agency, Boston Medical Center Issue
Series 2023G, Rev., 5.00%, 7/1/2029	750,000	807,126
Series 2023G, Rev., 4.38%, 7/1/2052	700,000	696,682
Massachusetts State College Building Authority Series 2017D, Rev., 5.00%, 5/1/2027	45,000	47,506
Total Massachusetts		22,913,678
Michigan — 1.2%
Berrien Springs Public Schools, School Building and Site, Unlimited Tax, GO, Q-SBLF, 5.00%, 5/1/2030	100,000	109,209
City of Ann Arbor
Rev., 4.00%, 4/1/2042	1,515,000	1,539,228
Rev., 4.00%, 4/1/2045	1,705,000	1,710,706
City of Detroit, Unlimited Tax
Series 2023C, GO, 6.00%, 5/1/2043	1,200,000	1,368,333
Series 2021A, GO, 5.00%, 4/1/2046	1,015,000	1,061,185
City of Holland
Series 2023, GO, 5.00%, 5/1/2041	1,070,000	1,166,025
Series 2023, GO, 5.00%, 5/1/2042	1,000,000	1,084,306
Detroit Downtown Development Authority, Catalyst Development Project Series 2024, Rev., 5.00%, 7/1/2048	2,750,000	2,915,073
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group, Rev., 5.00%, 7/1/2026	175,000	179,863
Great Lakes Water Authority Sewage Disposal System, Second Lien
Series B, Rev., 5.00%, 7/1/2025	2,005,000	2,028,847
Series 2023A, Rev., 5.00%, 7/1/2038	1,000,000	1,141,685
Lansing Board of Water and Light Series 2024 A, Rev., 5.00%, 7/1/2049	3,000,000	3,297,980
Michigan Finance Authority Series 2024 A-1, Rev., 5.00%, 7/21/2025	1,000,000	1,011,438
Michigan Finance Authority, Trinity Health Credit Group Series 2022B, Rev., 5.00%, 12/1/2028 (b)	1,000,000	1,062,838
Michigan State Housing Development Authority, Single Family Mortgage Series 2024D, Rev., 6.25%, 6/1/2055	1,000,000	1,109,882
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (b)	2,000,000	1,999,639
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (b)	1,230,000	1,231,738
State of Michigan Trunk Line Series 2021A, Rev., 4.00%, 11/15/2036	395,000	413,231
Total Michigan		24,431,206
Minnesota — 0.7%
City of Lakeville Series 2024A, GO, 5.00%, 2/1/2034	1,455,000	1,645,473
City of Mankato Series 2022B, GO, 5.00%, 2/1/2027	150,000	156,667
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 5.00%, 11/15/2033	180,000	188,114
City of Rogers, Sales Tax Series 2024 B, GO, 5.00%, 2/1/2034	1,135,000	1,318,972
County of Hennepin Series 2023 A, GO, 5.00%, 12/1/2034	2,000,000	2,349,064
Metropolitan Council, Minneapolis St. Paul Metropolitan Area Series 2023C, GO, 4.00%, 3/1/2041	2,800,000	2,862,643
Minnesota Housing Finance Agency Series 2023F, Rev., GNMA / FNMA / FHLMC, 5.75%, 7/1/2053	2,410,000	2,582,487

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
Minnesota Housing Finance Agency, Residential Housing Series 2024 O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	2,000,000	2,263,185
Minnesota Municipal Gas Agency Subseries, 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	1,000,000	1,021,229
Total Minnesota		14,387,834
Mississippi — 0.0% ^
Mississippi Development Bank, Ranking County Project, Rev., 5.00%, 3/1/2026	205,000	210,468
Mississippi State University Educational Building Corp., New Facilities and Refinancing Project, Rev., 5.00%, 8/1/2025	35,000	35,456
State of Mississippi Series 2016B, GO, 5.00%, 12/1/2025	20,000	20,420
Total Mississippi		266,344
Missouri — 1.5%
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2030	115,000	119,842
City of Springfield Public Utility Series 2015, Rev., 4.00%, 8/1/2035	5,000,000	5,000,838
Curators of the University of Missouri (The) Series 2024, Rev., 5.00%, 11/1/2030	2,945,000	3,308,966
Health and Educational Facilities Authority of the State of Missouri Series 2021 C, Rev., 5.00%, 5/1/2028 (b)	2,335,000	2,479,228
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2016A, Rev., 5.00%, 2/1/2036	1,000,000	1,011,235
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	180,000	192,427
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2023 A, Rev., 5.00%, 6/1/2028 (b)	5,000,000	5,290,367
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Episcopal-Presbyterian Hospitals Series 2015B, Rev., 5.00%, 12/1/2026	165,000	166,449
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital, Rev., 5.00%, 9/1/2026	200,000	201,925
Kansas City Industrial Development Authority Series 2020 B, Rev., 5.00%, 3/1/2025	1,050,000	1,054,197
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024 A-1, Rev., 5.00%, 6/1/2046 (d)	1,000,000	1,012,268
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2027	45,000	47,463
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024 A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	2,955,000	3,214,233
Missouri Joint Municipal Electric Utility Commission, Plum Point Project
Series 2024, Rev., 5.00%, 1/1/2029	1,350,000	1,455,754
Series 2024, Rev., 5.00%, 1/1/2031	3,000,000	3,322,555
Springfield School District No. R-12, GO, 4.00%, 3/1/2042	1,800,000	1,831,731
Total Missouri		29,709,478
Montana — 0.1%
Yellowstone and Carbon Counties School District No. 7-70 Laurel Series 2023, GO, 5.00%, 7/1/2039	1,675,000	1,859,697
Nebraska — 0.5%
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	342,221
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (b)	1,335,000	1,408,795
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	85,000	88,218
Rev., 5.00%, 9/1/2028	50,000	52,489
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019 A, Rev., 4.00%, 1/1/2035	1,000,000	990,725
Omaha Public Power District, Electric System
Series 2016A, Rev., 5.00%, 2/1/2026	40,000	41,013
Series 2016A, Rev., 5.00%, 2/1/2027	30,000	30,706

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nebraska — continued
Series 2016A, Rev., 5.00%, 2/1/2028	1,075,000	1,099,913
Series 2024C, Rev., 5.00%, 2/1/2044 (c)	2,700,000	3,015,869
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2024A, Rev., 5.00%, 1/1/2028	1,430,000	1,521,246
Series 2024A, Rev., 5.00%, 1/1/2029	1,750,000	1,892,689
Total Nebraska		10,483,884
Nevada — 0.5%
City of North Las Vegas, Water and wastewater Reclamation System Limited Tax
Series 2024B, GO, 5.00%, 6/1/2032 (c)	1,000,000	1,133,296
Series 2024B, GO, 5.00%, 6/1/2037 (c)	1,870,000	2,142,875
Clark County School District, Limited Tax
Series 2018A, GO, 5.00%, 6/15/2032	95,000	101,174
Series 2018A, GO, 4.00%, 6/15/2035	90,000	91,712
Clark County Water Reclamation District Series 2023, GO, 5.00%, 7/1/2043	4,000,000	4,431,779
County of Clark Department of Aviation, Jet Aviation Fuel tax Series 2022A, Rev., AMT, 5.00%, 7/1/2026	500,000	512,572
County of Clark, Limited Tax Series 2018B, GO, 5.00%, 12/1/2027	120,000	128,184
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	155,000	168,128
Nye County School District Series 2023, GO, PSF-GTD, 5.00%, 5/1/2036	1,000,000	1,138,369
Truckee Meadows Water Authority, Rev., 5.00%, 7/1/2029	50,000	52,876
Total Nevada		9,900,965
New Hampshire — 0.4%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (d)	1,500,000	1,500,721
New Hampshire Business Finance Authority, University of Nevada Reno Project
Series 2023A, Rev., 5.00%, 12/1/2036	715,000	797,912
Series 2023A, Rev., 5.00%, 12/1/2037	860,000	956,012
Series 2023A, Rev., 5.00%, 12/1/2038	665,000	736,193
Series 2023A, Rev., 5.25%, 12/1/2039	790,000	880,916
Series 2023A, Rev., 5.25%, 6/1/2051	2,400,000	2,610,588
Series 2023A, Rev., 4.50%, 6/1/2053	1,075,000	1,096,839
Total New Hampshire		8,579,181
New Jersey — 1.7%
Burlington County Bridge Commission, Government Leasing Program Series 2024 D, Rev., RAN, 4.25%, 12/11/2025 (c)	5,000,000	5,051,296
Casino Reinvestment Development Authority, Inc., Luxury Tax
Series 2024A, Rev., AGC, 5.00%, 11/1/2025	1,000,000	1,017,220
Series 2024B, Rev., AGC, 5.00%, 11/1/2025	500,000	508,610
Series 2024A, Rev., AGC, 5.00%, 11/1/2026	1,800,000	1,868,771
Series 2024B, Rev., AGC, 5.00%, 11/1/2026	1,000,000	1,038,206
Series 2024A, Rev., AGC, 5.00%, 11/1/2028	700,000	751,459
Jersey City Municipal Utilities Authority Series 2024 B, Rev., GTD, 5.00%, 5/1/2025	2,400,000	2,415,664
New Jersey Economic Development Authority, School Facilities Construction Series 2024SSS, Rev., 5.00%, 6/15/2026	1,000,000	1,030,061
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2024 AA, Rev., 5.25%, 6/15/2041	1,250,000	1,433,725
Series 2023 BB, Rev., 5.25%, 6/15/2050	3,500,000	3,862,249
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2018A, Rev., 4.00%, 12/15/2031	250,000	257,782

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Series 2018A, Rev., 5.00%, 12/15/2033	2,000,000	2,132,757
New Jersey Turnpike Authority Series 2022B, Rev., 5.00%, 1/1/2042	1,500,000	1,670,343
Tobacco Settlement Financing Corp.
Series 2018 A, Rev., 5.00%, 6/1/2033	1,000,000	1,047,193
Series 2018 A, Rev., 5.00%, 6/1/2034	5,255,000	5,494,355
Series 2018 A, Rev., 5.00%, 6/1/2036	2,970,000	3,092,841
Series 2018A, Rev., 4.00%, 6/1/2037	1,415,000	1,417,964
Total New Jersey		34,090,496
New Mexico — 0.2%
Albuquerque Municipal School District No. 12
Series 2024, GO, 5.00%, 8/1/2036	600,000	670,742
Series 2024, GO, 5.00%, 8/1/2037	1,000,000	1,116,980
City of Albuquerque Series 2015A, Rev., 5.00%, 7/1/2026	240,000	242,806
City of Farmington, San Juan Project Series 2010 C, Rev., 3.88%, 6/1/2029 (b)	1,500,000	1,531,785
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2027	100,000	105,640
Total New Mexico		3,667,953
New York — 14.6%
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2033	585,000	634,677
Rev., 5.00%, 7/1/2034	205,000	221,294
Build NYC Resource Corp., Success Academy Charter School Project Series 2025, Rev., 4.00%, 9/1/2040	1,700,000	1,693,542
Camden Central School District, GO, BAN, 4.50%, 6/26/2025	1,000,000	1,006,838
Chautauqua Tobacco Asset Securitization Corp. Series 2014, Rev., 5.00%, 6/1/2048	2,975,000	2,871,046
City of New York, Fiscal Year 2018
Series 2018E, GO, VRDO, LOC : TD Bank NA, 0.65%, 12/2/2024 (b)	4,400,000	4,400,000
Series B-4, GO, VRDO, LIQ : Barclays Bank plc, 0.75%, 12/2/2024 (b)	4,360,000	4,360,000
Series 2018F-1, GO, 5.00%, 4/1/2033	105,000	111,883
City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2033	100,000	108,055
City of New York, Fiscal Year 2021
Series 2021A-1, GO, 5.00%, 8/1/2031	185,000	205,792
Series 2021-1, GO, 5.00%, 4/1/2033	235,000	262,926
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	1,000,000	1,107,131
City of New York, Fiscal Year 2022 Series 2022B,Subseries B-1, GO, 5.00%, 8/1/2033	1,650,000	1,891,392
City of New York, Fiscal Year 2023 Series 2023E, Subseries E-1, GO, 4.00%, 4/1/2050	1,290,000	1,281,087
City of New York, Fiscal Year 2025 Series 2025, Subseries C-1, GO, 5.25%, 9/1/2046	10,000,000	11,304,987
City of Oneida, GO, BAN, 4.50%, 3/28/2025	12,400,000	12,458,563
Dryden Central School District, GO, BAN, 4.50%, 6/25/2025	7,600,000	7,653,372
Empire State Development Corp., State Personal Income Tax, General Purpose Series 2020A, Rev., 4.00%, 3/15/2045	500,000	500,314
Empire State Development Corp., State Sales Tax Series 2021A, Rev., 4.00%, 3/15/2046	2,500,000	2,507,984
Gloversville Enlarged School District, GO, BAN, 4.50%, 6/26/2025	1,000,000	1,007,181
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	7,000,000	6,919,515
Series 2024B, Rev., 3.00%, 9/1/2031 (b)	7,500,000	7,369,717
Series 2024A, Rev., 5.00%, 9/1/2049	2,000,000	2,195,935
Malone Central School District, GO, BAN, 4.50%, 6/26/2025	10,000,000	10,068,953
Metropolitan Transportation Authority
Series 2015 E-1, Rev., VRDO, LOC : Barclays Bank plc, 0.75%, 12/2/2024 (b)	2,300,000	2,300,000

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2024B, Rev., 5.00%, 11/15/2041	2,000,000	2,214,971
Mount Markham Central School District, Unlimited Tax, GO, BAN, 4.50%, 6/25/2025	10,000,000	10,067,383
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2015 Series 2015 GG, Rev., 5.00%, 6/15/2039	3,000,000	3,022,075
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2024
Series 2024, Subseries BB-2, Rev., 5.25%, 6/15/2047	6,500,000	7,287,245
Series 2024, Subseries CC-1, Rev., 5.25%, 6/15/2054	1,500,000	1,675,165
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 0.65%, 12/2/2024 (b)	2,100,000	2,100,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2022FF, Rev., 4.00%, 6/15/2041	1,760,000	1,788,984
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023
Series 2023CC, Rev., VRDO, LIQ : Barclays Bank plc, 0.75%, 12/2/2024 (b)	2,105,000	2,105,000
Series 2023, Subseries AA-3, Rev., 5.00%, 6/15/2047	725,000	790,346
Series 2023AA Subseries AA-1, Rev., 5.25%, 6/15/2052	3,000,000	3,307,973
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2024 Series 2024, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,700,000	3,003,966
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2025 Series 2025AA, Subseries AA-1, Rev., 5.25%, 6/15/2053	4,535,000	5,092,188
New York City Transitional Finance Authority Building Aid, Subordinate Series 2019 S-2A, Rev., 5.00%, 7/15/2025 (e)	45,000	45,530
New York City Transitional Finance Authority Building Aid, Subordinate, Fiscal Year 2020 Series 2020S1, Subseries S-1B, Rev., 4.00%, 7/15/2042	1,500,000	1,503,463
New York City Transitional Finance Authority Future Tax Secured Series 2018 B-1, Rev., 4.00%, 8/1/2042	2,750,000	2,744,117
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series 2018S-4A, Rev., 5.00%, 7/15/2033	105,000	112,572
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 0.85%, 12/2/2024 (b)	15,700,000	15,700,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020A, Subseries A-2, Rev., 5.00%, 5/1/2039	265,000	282,188
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021C, Subseries C-1, Rev., 4.00%, 5/1/2035	750,000	782,514
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2045	8,370,000	8,390,221
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250,000	1,237,105
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024C, Rev., 5.25%, 5/1/2048	2,000,000	2,230,837
Series 2024C, Rev., 5.00%, 5/1/2053	2,500,000	2,717,436
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000,000	1,005,848
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2029	3,500,000	3,879,693
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2046	4,500,000	4,983,394
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2048	5,590,000	6,155,877
Series 2025 D, Rev., 5.25%, 5/1/2048	6,075,000	6,841,432
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2022 Series 2022F, SubseriesF-1, Rev., 5.00%, 2/1/2036	525,000	589,177
New York Power Authority, Green Transmission Project
Series 2023 A, Rev., AGM, 5.00%, 11/15/2053	1,000,000	1,091,323
Series 2023 A, Rev., AGM, 5.13%, 11/15/2058	2,750,000	3,019,929

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority
Series 2024A, Rev., AGM, 5.00%, 10/1/2025	2,500,000	2,544,880
Series 2024A, Rev., AGM, 5.00%, 10/1/2026	3,225,000	3,356,695
Series 2024 D, Rev., 5.00%, 10/1/2035	1,300,000	1,477,354
Series 2024A, Rev., AGM, 5.00%, 10/1/2037	1,825,000	2,057,598
New York State Dormitory Authority, Cornell University Series 2019D, Rev., 5.00%, 7/1/2033	135,000	159,826
New York State Dormitory Authority, Northwell Health Obligated Group
Series 2019A, Rev., 5.00%, 5/1/2029	70,000	76,152
Series 2024A, Rev., 5.25%, 5/1/2054	1,000,000	1,105,564
New York State Dormitory Authority, Pace University
Series 2024 A, Rev., 5.25%, 5/1/2032	620,000	690,739
Series 2024 A, Rev., 5.25%, 5/1/2036	1,380,000	1,558,595
Series 2024 A, Rev., 5.25%, 5/1/2041	460,000	508,798
Series 2024 A, Rev., 5.25%, 5/1/2042	550,000	606,868
New York State Dormitory Authority, Personal Income Tax
Series 2019D, Rev., 5.00%, 2/15/2034	2,000,000	2,197,514
Series 2015B, Rev., 5.00%, 2/15/2035	4,000,000	4,011,506
Series 2021A, Rev., 4.00%, 3/15/2037	990,000	1,022,832
New York State Dormitory Authority, Sales Tax Series 2024A, Rev., AGM, 5.00%, 10/1/2027	3,600,000	3,841,604
New York State Dormitory Authority, State Personal Income Tax
Series 2021 E, Rev., 4.00%, 3/15/2032 (e)	5,000	5,437
Series 2021 E, Rev., 4.00%, 3/15/2040	2,995,000	3,048,960
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021 E, Rev., 4.00%, 3/15/2042	1,000,000	1,007,490
New York State Dormitory Authority, White Plains Hospital
Series 2024, Rev., 5.00%, 10/1/2030	1,000,000	1,081,173
Series 2024, Rev., 5.25%, 10/1/2049	1,000,000	1,075,713
New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 0.65%, 12/2/2024 (b)	5,000,000	5,000,000
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2025	3,000,000	3,002,711
Series 2018, Rev., AMT, 5.00%, 1/1/2030	5,065,000	5,251,098
Series 2018, Rev., AMT, 5.00%, 1/1/2031	1,570,000	1,624,025
Rev., AMT, 5.00%, 1/1/2034	3,000,000	3,090,452
Series 2023, Rev., AMT, 6.00%, 4/1/2035	3,000,000	3,373,406
Series 2023, Rev., AMT, 5.63%, 4/1/2040	3,000,000	3,245,581
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	500,000	518,552
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project Series 2024, Rev., AMT, AGM, 5.25%, 6/30/2039	1,425,000	1,584,844
Northeastern Clinton Central School District, GO, BAN, 4.50%, 6/26/2025	1,000,000	1,007,467
Port Authority of New York and New Jersey, Consolidated
Series 214, Rev., AMT, 5.00%, 9/1/2036	1,975,000	2,079,416
Series 223, Rev., AMT, 4.00%, 7/15/2037	510,000	514,166
Series 244, Rev., 5.00%, 7/15/2040	1,000,000	1,146,712
Series 244, Rev., 5.00%, 7/15/2041	1,250,000	1,426,678
Series 245, Rev., 5.00%, 9/1/2049	3,250,000	3,580,399

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Smithtown Central School District
GO, 4.00%, 6/1/2035	2,465,000	2,609,339
GO, 4.00%, 6/1/2036	2,125,000	2,234,444
GO, 4.00%, 6/1/2037	2,000,000	2,091,492
Stillwater Central School District, GO, BAN, 4.50%, 6/27/2025	3,000,000	3,021,004
Suffolk Regional Off-Track Betting Co. Series 2024, Rev., 5.75%, 12/1/2044	2,940,000	3,070,855
Syracuse Industrial Development Agency, Syracuse City School District Project Series 2020A, Rev., 4.00%, 5/1/2036	1,275,000	1,313,174
Thousand Islands Central School District, GO, BAN, 4.25%, 6/27/2025	1,500,000	1,507,320
Town of Stony Point, GO, 5.00%, 8/15/2027	75,000	79,309
Triborough Bridge and Tunnel Authority Series 2024B, Subseries B-1, Rev., 5.25%, 5/15/2054	3,000,000	3,335,161
Triborough Bridge and Tunnel Authority Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.13%, 5/15/2053	2,250,000	2,264,723
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2022D-1A, Rev., 5.00%, 11/15/2037	1,000,000	1,135,484
TSASC, Inc. Series A, Rev., 5.00%, 6/1/2036	5,230,000	5,376,652
Westchester County Local Development Corp., Kendal on Hudson Project Series 2022B, Rev., 5.00%, 1/1/2032	240,000	256,899
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021 A, Rev., 5.00%, 7/1/2056 (d)	6,000,000	6,028,468
Yonkers Industrial Development Agency, New Community School Project, Rev., 5.00%, 5/1/2042	1,445,000	1,582,350
Total New York		293,997,615
North Carolina — 1.3%
City of Asheville Water System Series 2024, Rev., 5.00%, 8/1/2042	1,860,000	2,103,538
City of Charlotte, North Carolina Government Facilities
Series 2023B, COP, 5.00%, 6/1/2026	400,000	413,363
Series 2023B, COP, 5.00%, 6/1/2027	460,000	486,084
County of Cabarrus, Limited Obligation Series 2024B, Rev., 5.00%, 8/1/2042	1,250,000	1,405,992
County of Davidson, GO, 5.00%, 6/1/2027	35,000	37,011
County of Johnston Water and Sewer System Series 2024, Rev., 5.00%, 4/1/2044	1,000,000	1,118,279
Fayetteville State University, Student Housing Project Series 2021, Rev., AGM, 5.00%, 4/1/2037	4,270,000	4,586,643
North Carolina Housing Finance Agency, Homeownership
Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 0.65%, 12/2/2024 (b)	3,400,000	3,400,000
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	3,000,000	2,986,963
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	2,750,000	3,019,450
Town of Fuquay-Varina Combined Utilities
Series 2024B, Rev., 5.00%, 2/1/2035	1,175,000	1,365,825
Series 2024B, Rev., 5.00%, 2/1/2037	1,265,000	1,459,330
Series 2024B, Rev., 5.00%, 2/1/2041	1,000,000	1,129,634
University of North Carolina, Hospital at Chapel Hill Series A, Rev., VRDO, LIQ : TD Bank NA, 0.65%, 12/2/2024 (b)	2,800,000	2,800,000
Total North Carolina		26,312,112
North Dakota — 0.3%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2017H, Rev., VRDO, LIQ : Royal Bank of Canada, 2.83%, 12/10/2024 (b)	1,725,000	1,725,000
Series 2023A, Rev., 5.75%, 7/1/2053	2,185,000	2,325,221
North Dakota Public Finance Authority, State Revolving Fund Program Series 2024A, Rev., 5.00%, 10/1/2043	1,515,000	1,709,238
Total North Dakota		5,759,459
Ohio — 4.3%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2030	5,000,000	5,377,328
Series 2020A-2, Rev., 5.00%, 6/1/2031	5,000,000	5,355,880

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Series 2020B-2, Rev., 5.00%, 6/1/2055	8,250,000	7,553,541
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	15,825,000	1,525,201
County of Franklin, Ohio Hospital Facilities Series 2009A, Rev., VRDO, LIQ : Barclays Bank plc, 2.15%, 12/10/2024 (b)	5,000,000	5,000,000
County of Hamilton Sewer System, Metropolitan Sewer district of Greater Cincinnati
Series 2024 A, Rev., 5.00%, 12/1/2039	555,000	633,734
Series 2024 A, Rev., 5.00%, 12/1/2041	1,000,000	1,127,513
Series 2024 A, Rev., 5.00%, 12/1/2043	1,110,000	1,240,542
County of Summit, Various Purpose Improvement Series 2022, GO, 5.00%, 12/1/2031	100,000	114,141
County of Warren, Otterbein Homes Obligation Group Series 2024, Rev., 5.00%, 7/1/2049	1,800,000	1,884,373
Dublin City School District, Ohio School Facilities Unlimited Tax
Series 2024B, GO, 5.00%, 12/1/2043 (c)	1,470,000	1,634,716
Series 2024B, GO, 4.00%, 12/1/2048 (c)	1,250,000	1,253,027
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (d)	3,795,000	3,894,207
North Ridgeville City School District
Series 2024, GO, 5.25%, 12/1/2054	1,900,000	2,014,464
Series 2024, GO, 4.50%, 12/1/2061	1,500,000	1,513,328
Northeast Ohio Medical University Series 2022, Rev., 5.00%, 12/1/2035	1,000,000	1,090,311
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2005C, Rev., AMT, 3.70%, 4/1/2028	3,750,000	3,727,931
Ohio Air Quality Development Authority, Duke Energy Corp. Series 2022B, Rev., 4.00%, 6/1/2027 (b)	2,000,000	2,023,849
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2008-B4, Rev., VRDO, LIQ : Barclays Bank plc, 0.70%, 12/2/2024 (b)	10,750,000	10,750,000
Ohio Higher Educational Facility Commission, Denison University 2017 Project Series 2017A, Rev., 5.00%, 11/1/2025	75,000	76,435
Ohio Housing Finance Agency, Mortgage- Backed Securities Program Series 2023 B, Rev., GNMA / FNMA / FHLMC COLL, 6.00%, 3/1/2055	1,970,000	2,167,729
Ohio State University (The), General Receipts Series 2023A-2, Rev., VRDO, 2.15%, 12/10/2024 (b)	10,000,000	10,000,000
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2018A, Rev., 5.00%, 2/15/2027	135,000	141,666
Ohio Water Development Authority
Series 2016B, Rev., 5.00%, 6/1/2026	30,000	30,984
Series 2023A, Rev., 5.00%, 12/1/2036	1,335,000	1,544,655
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024 D, Rev., 5.00%, 12/1/2042	1,000,000	1,141,154
Ohio Water Development Authority, Drinking Water Assistance Series 2024 A, Rev., 5.00%, 12/1/2041	2,500,000	2,849,305
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2017A, Rev., 5.00%, 12/1/2026	45,000	47,074
Series 2020 A, Rev., 5.00%, 12/1/2050	1,000,000	1,065,992
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project
Series 2024B, Rev., 5.00%, 12/1/2037	1,000,000	1,131,419
Series 2024B, Rev., 5.00%, 12/1/2038	1,000,000	1,127,149
Series 2024B, Rev., 5.00%, 12/1/2039	565,000	634,330
Series 2024B, Rev., 5.00%, 12/1/2063	4,000,000	4,229,006
State of Ohio, Capital Facilities Lease Appropriation, Administrative Building Fund Projects, Tax Exempt Series 2018A, Rev., 5.00%, 10/1/2034	220,000	235,000
State of Ohio, Children's Hospital Medical Center of Akron Series 2024 B, Rev., 5.00%, 8/15/2032 (b)	1,500,000	1,666,786
State of Ohio, Common School Series 2021B, GO, 5.00%, 9/15/2031	210,000	239,292
State of Ohio, Natural Resources Series 2017V, GO, 5.00%, 10/1/2027	35,000	37,277
Total Ohio		86,079,339

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — 1.2%
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018 B, Rev., 5.25%, 8/15/2048	5,550,000	5,674,844
Oklahoma Industries Authority, Oklahoma County Independent School District No. 89 Oklahoma City Series 2024, Rev., 5.00%, 4/1/2032	3,650,000	4,117,710
Oklahoma Water Resources Board, Clean Water Program Series 2024, Rev., 5.00%, 4/1/2042	1,800,000	2,024,380
Oklahoma Water Resources Board, State Loan Program
Series 2024 A, Rev., 5.00%, 10/1/2037	1,000,000	1,112,847
Series 2024B, Rev., 5.00%, 10/1/2037	1,200,000	1,335,417
Series 2024B, Rev., 5.00%, 10/1/2039	1,000,000	1,105,753
Series 2023A, Rev., 4.00%, 10/1/2043	3,720,000	3,779,942
Series 2024B, Rev., 5.25%, 10/1/2044	2,100,000	2,314,619
University of Oklahoma (The)
Series 2024A, Rev., 5.00%, 7/1/2038	1,050,000	1,194,252
Series 2024A, Rev., 5.00%, 7/1/2041	1,045,000	1,170,715
Total Oklahoma		23,830,479
Oregon — 0.4%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	8,500,000	5,439,787
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax
Series 2018A, Rev., 5.00%, 9/1/2027 (e)	45,000	47,742
Series 2021A, Rev., 5.00%, 9/1/2035	1,060,000	1,189,827
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc.
Series 2022, Rev., 5.00%, 7/1/2026	300,000	305,148
Series 2022, Rev., 5.00%, 7/1/2028	400,000	417,536
Total Oregon		7,400,040
Pennsylvania — 4.7%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2048	1,500,000	1,647,857
Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2053	1,000,000	1,091,973
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2008A, Rev., VRDO, LIQ : Bank of New York Mellon (The), 0.90%, 12/2/2024 (b)	6,000,000	6,000,000
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2024, Rev., 5.00%, 3/1/2043	3,500,000	3,835,910
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019 A, Rev., 5.00%, 7/15/2032	1,800,000	1,933,031
Series 2019A, Rev., 5.00%, 7/15/2033	4,000,000	4,296,154
Allegheny County Sanitary Authority, Sewer
Series 2024, Rev., 5.00%, 12/1/2027	1,250,000	1,332,195
Series 2024, Rev., 5.00%, 12/1/2031	1,060,000	1,199,810
Bucks County Water and Sewer Authority
Series 2022A, Rev., AGM, 5.00%, 12/1/2032	115,000	130,471
Series 2022A, Rev., AGM, 5.00%, 12/1/2033	105,000	120,790
Series 2022A, Rev., AGM, 5.00%, 12/1/2036	380,000	431,780
City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2035	2,000,000	2,049,730
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 5.00%, 6/1/2035	225,000	236,527
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2042	12,000,000	12,189,320
County of Delaware
Series 2024, GO, 5.00%, 8/1/2040	650,000	726,379
Series 2024, GO, 5.00%, 8/1/2041	1,460,000	1,624,386

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
County of Lehigh, Lehigh Valley Health Network Hospital Series 2016A, Rev., 4.00%, 7/1/2035	175,000	175,621
Delaware Valley Regional Finance Authority, Local Government Series 2022D, Rev., 4.00%, 3/1/2029	1,000,000	1,035,479
Geisinger Authority, Health System Series 2020B, Rev., 5.00%, 2/15/2027 (b)	455,000	470,574
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Rev., 5.00%, 9/1/2027	265,000	276,826
Series 2018A, Rev., 4.00%, 9/1/2038	135,000	135,194
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	14,250,000	14,645,701
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024 B, Rev., GTD, 4.25%, 1/1/2050	1,500,000	1,505,760
Pennsylvania Economic Development Financing Authority, Senior Insured, Capitol Region Parking System Series 2024 A, Rev., AGM, 4.00%, 1/1/2042	1,250,000	1,248,308
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, AGM, 5.00%, 12/31/2057	425,000	441,574
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (b)	5,000,000	5,050,346
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University
Series 2024B-1, Rev., 5.25%, 11/1/2043	1,310,000	1,455,554
Series 2024B-2, Rev., 5.50%, 11/1/2054 (c)	2,000,000	2,220,949
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	4,620,000	4,927,275
Series 2024-145A, Rev., 6.00%, 10/1/2054	2,000,000	2,191,075
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 12/1/2029	105,000	111,514
Series A-1, Rev., 5.00%, 12/1/2031	60,000	63,480
Series 2016B, Rev., 4.00%, 6/1/2033	575,000	581,212
Series 2022A, Rev., 5.00%, 12/1/2033	1,000,000	1,144,237
Series 2022B, Rev., 5.25%, 12/1/2041	1,000,000	1,131,844
Series 2023 A, Rev., 5.00%, 12/1/2048	3,075,000	3,354,624
Pennsylvania Turnpike Commission, Subordinate
Series 2024-1, Rev., 5.00%, 12/1/2029	1,200,000	1,319,037
Series 2023-1, Rev., 5.00%, 12/1/2036	750,000	854,188
Philadelphia Authority for Industrial Development, Holy Family University Project, Rev., 5.00%, 9/1/2027	610,000	631,684
Philadelphia Energy Authority (The), Philadelphia Street Lighting Project
Series 2023A, Rev., 5.00%, 11/1/2037	835,000	941,982
Series 2023A, Rev., 5.00%, 11/1/2038	850,000	954,685
Series 2023A, Rev., 5.00%, 11/1/2041	1,265,000	1,401,886
Philadelphia Gas Works Co., 1998 General Ordinance Series 17B, Rev., 5.00%, 8/1/2031	2,250,000	2,511,639
Sports and Exhibition Authority of Pittsburgh and Allegheny County, Rev., AGM, 4.00%, 2/1/2025	540,000	540,624
Swarthmore Borough Authority Series 2023, Rev., 5.00%, 9/15/2053	3,335,000	3,639,671
Township of Hampton
GO, 5.00%, 1/1/2035	150,000	167,602
GO, 4.00%, 1/1/2042	970,000	985,489
GO, 4.00%, 1/1/2047	700,000	696,031
Total Pennsylvania		95,657,978
Puerto Rico — 0.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2027	5,500,000	4,994,380

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Puerto Rico — continued
Series A-1, Rev., Zero Coupon, 7/1/2029	2,391,000	2,009,572
Series A-1, Rev., Zero Coupon, 7/1/2046	7,000,000	2,358,636
Series A-2, Rev., 4.78%, 7/1/2058	6,000,000	6,009,181
Total Puerto Rico		15,371,769
Rhode Island — 0.9%
Rhode Island Health and Educational Building Corp., Brynt University Issue
Series 2024, Rev., 5.00%, 6/1/2037	2,255,000	2,540,922
Series 2024, Rev., 5.00%, 6/1/2038	1,650,000	1,852,491
Series 2024, Rev., 5.00%, 6/1/2040	2,000,000	2,223,799
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group
Series 2024, Rev., 5.00%, 5/15/2036	960,000	1,064,416
Series 2024, Rev., 5.00%, 5/15/2038	1,150,000	1,263,134
Series 2024, Rev., 5.00%, 5/15/2042	1,000,000	1,078,935
Series 2024, Rev., 5.00%, 5/15/2043	1,000,000	1,074,623
Rhode Island Housing and Mortgage Finance Corp., Homeowenership Series 84-A, Rev., GNMA COLL, 5.00%, 4/1/2049	1,000,000	1,055,345
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2018A, GO, 5.00%, 4/1/2029	75,000	80,714
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	5,000,000	5,009,931
Total Rhode Island		17,244,310
South Carolina — 0.7%
Charleston County Airport District, Rev., 5.00%, 7/1/2035	250,000	268,857
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project
Series 2024, Rev., 5.00%, 12/1/2026	1,000,000	1,043,900
Series 2024, Rev., 5.00%, 12/1/2027	1,000,000	1,066,383
Series 2024, Rev., 5.00%, 12/1/2028	1,325,000	1,438,428
County of Dorchester, Waterworks and Sewer System Series 2023, Rev., 4.25%, 10/1/2048	2,320,000	2,366,747
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	5,000,000	5,009,110
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (b)	2,670,000	2,910,228
Total South Carolina		14,103,653
South Dakota — 0.2%
South Dakota Housing Development Authority
Series 2023J, Rev., GNMA / FNMA / FHLMC, 3.88%, 12/12/2024 (b)	2,000,000	2,000,304
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	1,500,000	1,694,637
Total South Dakota		3,694,941
Tennessee — 2.2%
Chattanooga Health Educational and Housing Facility Board, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2037	1,200,000	1,199,079
City of Clarksville Water Sewer and Gas Series 2021A, Rev., 4.00%, 2/1/2041	3,950,000	3,983,108
City of Lenoir City, Electric System Series 2022, Rev., 5.00%, 6/1/2033	165,000	187,204
County of Coffee, Rural High School Series 2021A, GO, 5.00%, 6/1/2028	125,000	134,583
County of Sullivan, GO, 5.00%, 5/1/2026	30,000	30,910
Knox County Health Educational and Housing Facility Board, University of Tennessee Project
Series 2024A-1, Rev., 5.00%, 7/1/2037	435,000	482,401
Series 2024A-1, Rev., 5.00%, 7/1/2038	430,000	475,455
Series 2024A-1, Rev., 5.00%, 7/1/2039	500,000	547,372

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Series 2024A-1, Rev., 5.25%, 7/1/2049	1,250,000	1,348,859
Memphis-Shelby County Airport Authority Series 2021A, Rev., AMT, 5.00%, 7/1/2045	1,000,000	1,042,005
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University
Rev., 5.00%, 5/1/2026	450,000	461,209
Series 2023, Rev., 5.00%, 5/1/2038	400,000	440,978
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2024A, Rev., 5.00%, 7/1/2029	7,630,000	8,299,293
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2031	2,000,000	2,136,671
Series 2024 A, Rev., 5.00%, 5/15/2038	1,000,000	1,151,723
Series 2024 A, Rev., 5.25%, 5/15/2049	1,000,000	1,123,116
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	630,000	676,637
Series 2022B, Rev., AMT, 5.00%, 7/1/2052	500,000	521,505
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (b)	2,950,000	3,143,018
Series 2024 A, Rev., 5.25%, 9/1/2034	2,960,000	3,342,638
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.00%, 10/1/2029	125,000	108,590
Series 2019A, Rev., 5.50%, 10/1/2034	150,000	120,637
State of Tennessee Series 2023A, GO, 5.00%, 5/1/2038	10,000,000	11,436,504
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2031 (b)	1,520,000	1,633,810
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, Rev., 5.00%, 5/1/2028 (b)	1,250,000	1,301,271
Total Tennessee		45,328,576
Texas — 13.5%
Aledo Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2042	500,000	546,777
GO, PSF-GTD, 5.00%, 2/15/2043	700,000	762,583
GO, PSF-GTD, 5.00%, 2/15/2048	5,615,000	6,061,034
Arlington Higher Education Finance Corp., Lifeschool of Dallas
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2027	155,000	162,583
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2028	205,000	218,432
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2029	260,000	281,097
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2030	275,000	301,410
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2031	315,000	349,364
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2032	300,000	335,391
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2033	290,000	326,983
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2034	295,000	335,233
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2035	240,000	271,436
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2036	420,000	473,201
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.
Rev., PSF-GTD, 5.00%, 8/15/2026	160,000	165,789
Rev., PSF-GTD, 5.00%, 8/15/2027	145,000	153,525
Rev., PSF-GTD, 5.00%, 8/15/2028	150,000	162,010
Rev., PSF-GTD, 5.00%, 8/15/2029	130,000	140,904
Rev., PSF-GTD, 5.00%, 8/15/2030	100,000	109,768
Austin Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 8/1/2026	2,000,000	2,071,826

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Bell County Water Control and Improvement District No. 1
Series 2024, Rev., 5.00%, 7/10/2038	1,000,000	1,123,280
Series 2024, Rev., 5.00%, 7/10/2039	1,000,000	1,117,705
Board of Regents of the University of Texas System Series 2008B, Rev., VRDO, LIQ : University of Texas Investment Management Co. (The), 2.80%, 12/10/2024 (b)	5,225,000	5,225,000
Brushy Creek Regional Utility Authority, Inc., Brushy Creek Regional Water Treatment and Distribution Project, Rev., 5.00%, 8/1/2026	85,000	87,674
Cedar Hill Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2036	1,900,000	2,193,843
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2037	2,150,000	2,469,685
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2038	1,765,000	2,016,169
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2039	1,900,000	2,154,189
Series 2024, GO, PSF-GTD, 4.00%, 2/15/2050	4,000,000	4,002,492
Central Texas Turnpike System, First Tier
Series 2024 B, Rev., 5.00%, 5/15/2030 (b)	1,500,000	1,617,185
Series 2024 A, Rev., 5.00%, 8/15/2032	1,000,000	1,128,290
Central Texas Turnpike System, Second Tier
Series 2024 C, Rev., 5.00%, 8/15/2032	5,000,000	5,626,867
Series 2024 C, Rev., 5.00%, 8/15/2034	4,500,000	5,158,723
City of Allen
Series 2024, GO, 5.00%, 8/15/2030	1,000,000	1,113,150
GO, 5.00%, 8/15/2044	1,200,000	1,326,167
City of Austin, Airport System
Rev., AMT, 5.00%, 11/15/2035	1,000,000	1,083,429
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	1,000,000	1,012,103
City of Corpus Christi, Utility System Series 2022B, Rev., 5.00%, 7/15/2032	325,000	370,168
City of Dallas Housing Finance Corp., Rosemont At Ash Creek Apartments Series 2023, Rev., FHA, 5.00%, 12/1/2025 (b)	1,375,000	1,397,183
City of Fort Worth Water and Sewer System Series 2024, Rev., 4.25%, 2/15/2054	5,940,000	5,976,571
City of Garland Electric Utility System
Rev., AGC, 5.00%, 3/1/2026 (c)	1,000,000	1,024,289
Rev., AGC, 5.00%, 3/1/2031 (c)	1,000,000	1,116,937
Rev., 5.00%, 11/15/2036 (c)	1,000,000	1,158,025
Rev., 5.00%, 11/15/2037 (c)	1,000,000	1,152,929
City of Georgetown Series 2022, GO, 4.00%, 8/15/2041	2,410,000	2,439,774
City of Georgetown, Utilities System
Series 2023, Rev., 5.00%, 8/15/2025	520,000	527,069
Series 2023, Rev., 5.00%, 8/15/2038	1,375,000	1,531,377
City of Grand Prairie Series 2023, GO, 4.00%, 2/15/2037	600,000	619,553
City of Houston Airport System, United Airlines, Inc. Terminal Improvement Projects
Series 2020A, Rev., AMT, 5.00%, 7/1/2027	1,325,000	1,355,231
Series 2024B, Rev., AMT, 5.25%, 7/15/2033 (c)	5,000,000	5,338,292
City of Houston Combined Utility System, First Lien Series 2024 A, Rev., 5.25%, 11/15/2049	1,250,000	1,389,137
City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	48,615
City of Irving Waterworks and Sewer System
Series 2024, Rev., 5.00%, 8/15/2037	1,455,000	1,643,878
Series 2024, Rev., 5.00%, 8/15/2038	1,525,000	1,716,681
City of Round Rock, GO, 5.00%, 8/15/2026	1,180,000	1,221,494

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of San Antonio Series 2024, GO, 5.00%, 2/1/2027	1,000,000	1,048,051
City of San Antonio Electric and Gas Systems Series 2024 B, Rev., 5.00%, 2/1/2038	1,500,000	1,712,455
City of San Antonio, Electric and Gas Systems Series 2023B, Rev., 5.25%, 2/1/2041	1,560,000	1,764,337
City of San Marcos, Combination Tax, GO, 5.00%, 8/15/2031	170,000	178,760
City of Waco Series 2024, GO, 5.00%, 2/1/2026	1,900,000	1,945,126
City of Waco, Combination Tax
Series 2024 A, GO, 5.00%, 2/1/2025	1,400,000	1,404,161
Series 2024 A, GO, 5.00%, 2/1/2026	1,000,000	1,023,751
Clifton Higher Education Finance Corp., Idea Public Schools
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2026	600,000	620,491
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2027	1,000,000	1,055,313
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc.
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2025	195,000	196,106
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2026	250,000	256,511
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2038	265,000	288,098
Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,000,000	1,012,398
Collin County Community College District, GO, 4.00%, 8/15/2042	2,200,000	2,229,422
County of Fort Bend Toll Road, Senior Lien
Series 2024, Rev., AGM, 5.00%, 3/1/2035	1,000,000	1,144,233
Series 2024, Rev., AGM, 5.00%, 3/1/2036	1,000,000	1,139,748
Series 2024, Rev., AGM, 5.00%, 3/1/2042	1,000,000	1,108,643
County of Hays, Limited Tax, GO, 5.00%, 2/15/2026	20,000	20,497
County of Williamson, Limited Tax, GO, 5.00%, 2/15/2026	40,000	41,052
Crandall Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2039	2,800,000	3,138,293
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041	5,100,000	5,648,693
Cypress-Fairbanks Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2025	20,000	20,077
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2024 (e)	275,000	275,000
Denton Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	1,100,000	1,199,756
Garland Independent School District Series 2020, GO, PSF-GTD, 5.00%, 2/15/2025	1,200,000	1,204,584
Garland Independent School District, Unlimited Tax, School Building Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2040	1,000,000	1,116,243
Glen Rose Independent School District, Unlimited tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2035	1,000,000	1,101,548
Glen Rose Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2036	1,000,000	1,096,274
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2024 B, Rev., 5.00%, 7/1/2034	2,400,000	2,765,184
Harris County-Houston Sports Authority, Senior Lien
Series 2024 A, Rev., AGC, 5.00%, 11/15/2025	3,750,000	3,815,269
Series 2024 A, Rev., AGC, 5.00%, 11/15/2026	3,500,000	3,631,573
Hutto Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 8/1/2054	5,000,000	5,451,387
Irion County Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 8/15/2042	1,075,000	1,192,593
Series 2024, GO, PSF-GTD, 5.00%, 8/15/2043	1,130,000	1,248,895
Series 2024, GO, PSF-GTD, 5.00%, 8/15/2044	1,185,000	1,305,864
Irving Independent School District Series 2023, GO, PSF-GTD, 5.00%, 2/15/2037	1,795,000	2,019,489
Jarrell Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2036 (c)	1,000,000	1,146,534
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2037 (c)	1,000,000	1,142,341
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2039 (c)	1,000,000	1,134,322

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2040 (c)	1,260,000	1,419,247
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2041 (c)	1,250,000	1,399,564
Katy Independent School District Series 2017, GO, PSF-GTD, 5.00%, 2/15/2025	560,000	562,070
Katy Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2033 (c)	2,000,000	2,299,277
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2034 (c)	1,200,000	1,392,998
Laredo Independent School District Series 2024, GO, PSF-GTD, 5.00%, 8/1/2025	1,750,000	1,774,572
Little Elm Independent School District Series 2024, GO, PSF-GTD, 4.00%, 8/15/2054	1,000,000	988,896
Lower Colorado River Authority
Series 2024, Rev., 5.00%, 5/15/2026	1,000,000	1,029,176
Series 2024, Rev., 5.00%, 5/15/2036	4,000,000	4,501,675
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2035	155,000	164,219
Series 2024, Rev., AGM, 5.00%, 5/15/2045	3,855,000	4,192,318
Series 2024, Rev., AGM, 5.00%, 5/15/2049	1,170,000	1,266,733
Mabank Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 8/15/2025	2,775,000	2,812,335
Series 2024, GO, PSF-GTD, 5.00%, 8/15/2026	600,000	621,302
Series 2024, GO, PSF-GTD, 5.00%, 8/15/2027	550,000	581,746
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000,000	993,015
Melissa Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2027	350,000	366,065
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2028	320,000	341,530
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2029	250,000	271,267
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2030	220,000	242,660
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2031	250,000	279,833
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041	1,000,000	1,110,739
Midland Independent School District
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2047	5,000,000	5,443,416
Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	3,000,000	2,979,046
North Texas Tollway Authority, First Tier Series 2023 A, Rev., 5.00%, 1/1/2026	3,740,000	3,827,625
North Texas Tollway Authority, Second Tier Series 2024B, Rev., 5.00%, 1/1/2030	1,180,000	1,299,409
Northwest Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2039	2,500,000	2,770,123
Series 2024 A, GO, PSF-GTD, 5.00%, 2/15/2039	1,940,000	2,174,966
Series 2024 A, GO, PSF-GTD, 5.00%, 2/15/2042	2,370,000	2,616,391
Permanent University Fund - University of Texas System Series 2016 B, Rev., 4.00%, 7/1/2038	7,985,000	8,012,491
Prosper Independent School District, Unlimited Tax
Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2040 (c)	1,000,000	1,139,607
Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2041 (c)	1,300,000	1,468,766
San Antonio Education Facilities Corp., Trinity University Project Series 2024 A, Rev., 5.00%, 6/1/2034	1,250,000	1,435,951
Sheldon Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2046 (c)	1,000,000	1,091,254
State of Texas, Transportation Commission Mobility Fund Series 2024, GO, 5.00%, 10/1/2027	2,100,000	2,236,135
Tarrant County College District Series 2022, GO, 5.00%, 8/15/2028	1,000,000	1,080,065
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (b)	2,215,000	2,418,245
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series 2024B, Rev., 5.00%, 7/1/2025	935,000	944,027

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2024B, Rev., 5.00%, 7/1/2026	1,110,000	1,142,059
Series 2024B, Rev., 5.00%, 7/1/2027	2,360,000	2,477,198
Series 2024B, Rev., 5.00%, 7/1/2028	3,000,000	3,205,270
Series 2024B, Rev., 5.00%, 7/1/2029	2,485,000	2,697,430
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2008A, Rev., VRDO, 2.20%, 12/10/2024 (b)	5,000,000	5,000,000
Tarrant Regional Water District Water Supply System Series 2022, Rev., 5.00%, 3/1/2048	4,930,000	5,295,166
Texas A&M University Series 2024A, Rev., 5.00%, 5/15/2040	6,000,000	6,840,962
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2030	155,000	162,930
Texas Municipal Gas Acquisition and Supply Corp. IV Gas supply Series 2023B, Rev., 5.50%, 1/1/2034 (b)	6,135,000	6,905,968
Texas Municipal Gas Acquisition and Supply Corp. V Gas supply Series 2024, Rev., 5.00%, 1/1/2034 (b)	8,000,000	8,683,915
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project Series 2023, Rev., AMT, 5.25%, 12/31/2036	2,835,000	3,069,248
Texas Public Finance Authority, Texas Southern University
Series 2023, Rev., 5.00%, 5/1/2026	500,000	510,922
Series 2023, Rev., 5.00%, 5/1/2027	625,000	651,005
Texas State Affordable Housing Corp., Juniper Creek Apartments Project Series 2023, Rev., 3.75%, 7/1/2026 (b)	3,000,000	3,023,159
Texas Water Development Board
Series 2023 A, Rev., 5.00%, 10/15/2037	1,700,000	1,945,562
Series 2023 A, Rev., 5.00%, 10/15/2058	1,725,000	1,871,451
Texas Water Development Board, State Water Implementation Fund Master Trust Series 2022, Rev., 5.00%, 10/15/2047	1,515,000	1,651,716
Trinity River Authority of Texas, Livingston Regional Water Supply System Project
Series 2023, Rev., 5.00%, 8/1/2036	1,120,000	1,259,893
Series 2023, Rev., 5.00%, 8/1/2037	1,175,000	1,313,991
Trinity River Authority, Tarrant County Water Project
Series 2023, Rev., 5.00%, 2/1/2041	700,000	772,586
Series 2023, Rev., 5.00%, 2/1/2042	675,000	742,529
Trinity River Authority, Water Project, Rev., 5.00%, 2/1/2026	60,000	61,453
Waxahachie Independent School District Series 2024, GO, PSF-GTD, 5.00%, 2/15/2038	1,000,000	1,142,305
Weslaco Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2037	800,000	914,138
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2038	1,000,000	1,138,032
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2041	1,000,000	1,126,644
Total Texas		272,709,858
Utah — 0.8%
Canyons School District Local Building Authority Series 2024 B, Rev., 5.00%, 6/15/2040 (c)	6,000,000	6,817,850
City of Salt Lake City, Airport System
Series 2021A, Rev., AMT, 5.00%, 7/1/2029	2,350,000	2,503,406
Series 2023A, Rev., AMT, 5.25%, 7/1/2040	1,060,000	1,167,142
City of Salt Lake City, Sales and Excise Tax Series 2022A, Rev., 4.00%, 10/1/2030	155,000	164,356
Utah Housing Corp. Series 2024 I, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	2,000,000	2,263,658
Utah Infrastructure Agency Series 2021, Rev., 4.00%, 10/15/2029	1,210,000	1,222,465
Utah Telecommunication Open Infrastructure Agency, Sales Tax and Telecommunications
Rev., 5.25%, 6/1/2033	250,000	286,454
Rev., 5.25%, 6/1/2034	325,000	371,613

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — continued
Rev., 5.25%, 6/1/2035	580,000	659,704
Utah Transit Authority, Sales Tax Series 2023, Rev., 5.00%, 12/15/2041	1,235,000	1,390,146
Total Utah		16,846,794
Vermont — 0.1%
Vermont Municipal Bond Bank Series 2024 1, Rev., 5.00%, 12/1/2036	1,000,000	1,132,962
Virginia — 1.8%
City of Richmond, Public Improvement Series 2017B, GO, 5.00%, 7/15/2027	175,000	185,469
County of Fairfax
Series 2023A, GO, 4.00%, 10/1/2038	2,000,000	2,095,980
Series 2023A, GO, 4.00%, 10/1/2039	2,000,000	2,085,231
County of Spotsylvania Water and Sewer System Series 2024, Rev., 4.00%, 12/1/2046	1,150,000	1,157,954
County of Spotsylvania, Public Improvement, GO, 5.00%, 7/15/2029	85,000	91,818
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (b)	2,465,000	2,509,124
Loudoun County Economic Development Authority, Howard Hughes Medical Institute Series E, Rev., VRDO, 2.15%, 12/10/2024 (b)	4,000,000	4,000,000
Northern Virginia Transportation Commission, Transforming Rail in Virginia Program, Rev., 5.00%, 6/1/2040	640,000	712,512
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs Series 2023A, Rev., 4.00%, 9/1/2040	1,485,000	1,519,344
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	5,000,000	5,017,934
Virginia Resources Authority, Virginia Pooled Financing Program
Series 2024 A, Rev., 5.00%, 11/1/2037	2,555,000	2,979,420
Series 2024 A, Rev., 5.00%, 11/1/2040	2,100,000	2,408,364
Virginia Small Business Financing Authority Series 2024 A, Rev., 5.50%, 12/1/2054	2,500,000	2,655,902
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (b)	7,000,000	7,005,377
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project
Rev., AMT, 4.00%, 7/1/2032	250,000	252,762
Rev., AMT, 4.00%, 1/1/2036	2,000,000	2,005,703
Total Virginia		36,682,894
Washington — 3.1%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax, GO, 4.00%, 12/1/2036	1,000,000	1,030,378
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2021S-1, Rev., 4.00%, 11/1/2040	2,000,000	2,048,750
Chelan County Public Utility District No.1 Series 2008B, Rev., VRDO, LIQ : Barclays Bank plc, 2.15%, 12/10/2024 (b)	7,285,000	7,285,000
City of Seattle, Municipal Light and Power Series 2021 A, Rev., 4.00%, 7/1/2047	5,000,000	5,005,061
Clark County Public Utility District No. 1 Electric Series 2024, Rev., 5.00%, 1/1/2026	1,165,000	1,191,668
Clark County School District No. 101 La Center, Unlimited Tax, GO, 5.00%, 12/1/2029	50,000	53,769
County of King Sewer Series 2016A, Rev., 4.00%, 7/1/2038	5,000,000	5,022,953
County of King, Limited Tax Series 2023 B, GO, 5.00%, 12/1/2053	6,055,000	6,595,574
Energy Northwest Series 2024A, Rev., 5.00%, 7/1/2040	1,750,000	2,004,252
Energy Northwest, Columbia Generating Station Series 2021A, Rev., 4.00%, 7/1/2042	3,760,000	3,817,336
Energy Northwest, Project 1 Series 2017A, Rev., 5.00%, 7/1/2028	55,000	58,163
Fircrest Properties, State of Washington Dshs Project, Rev., 5.50%, 6/1/2049	5,000,000	5,655,316
King County Public Hospital District No. 2, Evergreen Healthcare, Limited Tax, GO, 5.00%, 12/1/2024 (e)	105,000	105,000
King County School District No. 411 Issaquah, Unlimited Tax, GO, 5.00%, 12/1/2024	35,000	35,000
Mason County School District No. 309 Shelton, Unlimited Tax, GO, 5.00%, 12/1/2029	45,000	47,454
Pierce County School District No. 416 White River, Unlimited Tax, GO, 5.00%, 12/1/2025	50,000	51,051

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Snohomish County School District No. 4 Lake Stevens, Unlimited Tax, GO, 5.00%, 12/1/2024	25,000	25,000
Spokane County School District No. 354 Mead, Unlimited Tax, GO, 5.00%, 12/1/2024	20,000	20,000
State of Washington Motor Vehicle Fuel Tax Series R 2025 C, GO, 5.00%, 7/1/2032	4,000,000	4,597,580
State of Washington, State and Local Agency Real and Personal Property Series 2015-C, COP, 5.00%, 1/1/2029	55,000	56,229
State of Washington, Various Purpose
Series 2025 A, GO, 5.00%, 8/1/2039	5,000,000	5,742,513
Series 2020C, GO, 5.00%, 2/1/2043	700,000	749,916
Series 2023B, GO, 5.00%, 2/1/2043	2,000,000	2,219,338
Series 2022A, GO, 5.00%, 8/1/2043	1,170,000	1,278,319
Three Rivers Regional Wastewater Authority Series 2024, Rev., 5.00%, 9/1/2037	1,275,000	1,452,297
Washington State Housing Finance Commission, Radford Court and Nordheim Court
Series 2024, Rev., 5.50%, 7/1/2049	2,000,000	2,179,843
Series 2024, Rev., 5.00%, 7/1/2054	2,500,000	2,608,204
Washington State Housing Finance Commission, Seattle Academy Of Arts and Science Project Series 2023, Rev., 5.63%, 7/1/2038 (d)	1,215,000	1,342,883
Total Washington		62,278,847
West Virginia — 0.2%
State of West Virginia Series 2019 A, GO, 5.00%, 12/1/2035	1,055,000	1,135,433
West Virginia Hospital Finance Authority, University Health System Series 2023 A, Rev., 5.00%, 6/1/2040	1,800,000	1,973,433
Total West Virginia		3,108,866
Wisconsin — 0.8%
City of Milwaukee, Promissory Notes Series 2023 N3, GO, AGM, 5.00%, 4/1/2032	1,655,000	1,867,988
City of Oshkosh, Sewer Series 2022E, Rev., 5.00%, 5/1/2027	550,000	578,522
City of Oshkosh, Water
Series 2022D, Rev., 5.00%, 1/1/2027	165,000	172,345
Series 2022D, Rev., 5.00%, 1/1/2028	180,000	191,540
Public Finance Authority, AFCO Airport Real Estate Group
Series 2023, Rev., AMT, 5.00%, 7/1/2025	265,000	266,400
Series 2023, Rev., AMT, 5.00%, 7/1/2026	450,000	457,900
Series 2023, Rev., AMT, 5.00%, 7/1/2027	790,000	814,371
Public Finance Authority, Astro Texas Land Projects Series 2024, Rev., 5.50%, 12/15/2028 (d)	3,000,000	3,010,041
Public Finance Authority, Eastern Michigan University Student Housing Project Series 2022A-1, Rev., 5.00%, 7/1/2032	500,000	556,621
State of Wisconsin
Series 2016-2, GO, 5.00%, 11/1/2026	50,000	51,421
Series 2015-1, GO, 5.00%, 5/1/2027	2,330,000	2,347,250
Series 2023B, GO, 5.00%, 5/1/2035	1,280,000	1,453,280
State of Wisconsin Environmental Improvement Fund Series 2018A, Rev., 5.00%, 6/1/2025	35,000	35,350
University of Wisconsin Hospitals and Clinics Series 2024B, Rev., 5.00%, 10/1/2031 (b)	2,000,000	2,218,801
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (d)	1,000,000	1,021,432
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	990,000	1,078,482
Total Wisconsin		16,121,744

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wyoming — 0.8%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	13,305,000	12,503,556
Wyoming Community Development Authority Series 2024 1, Rev., 6.00%, 12/1/2054	2,500,000	2,740,845
Total Wyoming		15,244,401
Total Municipal Bonds (Cost $1,857,579,001)		1,883,903,358
	SHARES
Short-Term Investments — 8.4%
Investment Companies — 8.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.85% (f) (g) (Cost $168,761,452)	168,750,380	168,767,255
Total Investments — 101.8% (Cost $2,026,340,453)		2,052,670,613
Liabilities in Excess of Other Assets — (1.8)%		(35,843,313)
NET ASSETS — 100.0%		2,016,827,300

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2024.

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	2,256	03/31/2025	USD	242,819,624	1,849,025
Short Contracts
U.S. Treasury Ultra Bond	(247)	03/20/2025	USD	(31,453,906)	(1,151,871)
U.S. Treasury 2 Year Note	(1,167)	03/31/2025	USD	(240,547,875)	(585,776)
(1,737,647)
111,378

Abbreviations
USD	United States Dollar

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,883,903,358	$—	$1,883,903,358
Short-Term Investments
Investment Companies	168,767,255	—	—	168,767,255
Total Investments in Securities	$168,767,255	$1,883,903,358	$—	$2,052,670,613

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$1,849,025	$—	$—	$1,849,025
Depreciation in Other Financial Instruments
Futures Contracts	(1,737,647)	—	—	(1,737,647)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$111,378	$—	$—	$111,378
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.85% (a) (b)	$178,363,148	$809,912,560	$819,511,812	$2,119	$1,240	$168,767,255	168,750,380	$3,366,839	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.